Stockholders' Equity - Summary Of Number of common shares to be issued upon exercise of remaining warrants (Detail)	Jun. 30, 2023 shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,084,925
Class A Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,867
Class B Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	786,800
Class C Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,218,591
Class D Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,076,667